Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Write-downs (reversals of write-downs) of inventories [abstract]
Inventory write-down	$ 1,095	$ 1,939
Purchase Commitments And Collateral [Abstract]
Inventories pledged as collateral	$ 180,575